Expense Example - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Consumer Staples Portfolio - VIP Consumer Staples Portfolio - Investor Class	Aug. 04, 2023 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906